UNAUDITED CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
CURRENT ASSETS:
Cash and cash equivalents	$ 53,732	$ 51,259
Accounts receivable, net of allowance for credit losses of $266 and $172 as of September 30, 2026, and December 31, 2025, respectively	35,728	33,420
Inventory	95,328	75,549
Prepaid expenses and other current assets	5,913	6,071
Total current assets	190,701	166,299
NON-CURRENT ASSETS:
Property, plant and equipment, net	50,207	46,922
Operating lease right of use assets	5,154	5,807
Intangible assets, net	2,038	1,452
Investment in affiliates	5,700	4,905
Funds in respect of employee rights upon retirement	434	398
Deferred tax assets	436	639
Restricted deposit	0	307
Total non-current assets	63,969	60,430
Total assets	254,670	226,729
CURRENT LIABILITIES:
Current maturities of long-term debts	167	2,227
Accounts payable	17,773	12,986
Accrued expenses and other current liabilities	18,987	17,296
Current maturities of operating lease liabilities	1,438	1,474
Total current liabilities	38,365	33,983
NON-CURRENT LIABILITIES:
Long-term debts, net	10,963	9,485
Operating lease liabilities	3,859	4,448
Liability in respect of employee rights upon retirement	826	770
Deferred tax liabilities	3,839	1,652
Total non-current liabilities	19,487	16,355
COMMITMENTS AND CONTINGENCIES	0	0
Total liabilities	57,852	50,338
SHAREHOLDERS’ EQUITY:
Ordinary shares of NIS 0 par value Authorized: 23,000,000 shares at September 30, 2026, and 19,000,000 at December 31, 2025 Issued:13,272,610 shares at September 30, 2026, and 13,257,610 shares at December 31, 2025 Outstanding: 12,998,137 shares at September 30, 2026, and 12,983,137 shares at December 31, 2025	0	0
Additional paid-in capital	138,049	136,578
Treasury stock at cost	(2,088)	(2,088)
Accumulated other comprehensive income	451	643
Retained earnings	60,406	41,258
Total shareholders' equity	196,818	176,391
Total liabilities and shareholders' equity	$ 254,670	$ 226,729